UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GoldenTree Asset Management, LP
Address: 300 Park Avenue
         21st Floor
         New York, New York  10022

13F File Number:  028-10632

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George Travers
Title:     Chief Compliance Officer
Phone:     212-847-3549

Signature, Place, and Date of Signing:

 George Travers     New York, NY     February 14, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    $159,166 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM NEW          026874784    20499   580715 SH       SOLE                   580715        0        0
AMERISTAR CASINOS INC          COM              03070Q101     2812   107150 SH       SOLE                   107150        0        0
ASSURED GUARANTY LTD           COM              G0585R106     3707   260504 SH       SOLE                   260504        0        0
ATWOOD OCEANICS INC            COM              050095108    18380   401395 SH       SOLE                   401395        0        0
BELO CORP                      COM SER A        080555105     3909   509660 SH       SOLE                   509660        0        0
CALPINE CORP                   COM NEW          131347304    20978  1157095 SH       SOLE                  1157095        0        0
CONTINENTAL RESOURCES INC      COM              212015101    12407   168830 SH       SOLE                   168830        0        0
EXPRESS INC                    COM              30219E103    10358   686431 SH       SOLE                   686431        0        0
EXPRESS SCRIPTS HLDG CO        COM              30219G108     6024   111561 SH       SOLE                   111561        0        0
GENERAL MTRS CO                COM              37045V100     9337   323862 SH       SOLE                   323862        0        0
LIFEPOINT HOSPITALS INC        COM              53219L109     4907   129977 SH       SOLE                   129977        0        0
MGM RESORTS INTERNATIONAL      COM              552953101    11894  1021840 SH       SOLE                  1021840        0        0
NRG ENERGY INC                 COM NEW          629377508    12719   553240 SH       SOLE                   553240        0        0
SELECT SECTOR SPDR TR          SBI INT-INDS     81369Y704     7760   204745 SH       SOLE                   204745        0        0
SPIRIT RLTY CAP INC            COM              84860F109     7746   435683 SH       SOLE                   435683        0        0
TELEPHONE & DATA SYS INC       COM NEW          879433829     5729   258780 SH       SOLE                   258780        0        0